LEASES - Weighted-average remaining lease term and discount rate (Details)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
LEASES
Weighted-average remaining lease term - Operating leases	7 years 3 months 29 days	8 years 3 days	8 years 4 months 13 days
Weighted-average discount rate - Operating leases	6.80%	6.60%	6.99%